Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net

7. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Leasehold improvements	56,014,594	109,826,051	16,954,221
Furniture, fixtures and equipment	41,923,243	63,763,654	9,843,412
Motor vehicles	7,251,283	23,019,817	3,553,647
Software	26,957,361	39,034,783	6,025,932
	132,146,481	235,644,305	36,377,212
Accumulated depreciation	(50,305,395)	(79,150,194)	(12,218,684)
	81,841,086	156,494,111	24,158,528
Construction in progress	10,313,142	39,981,138	6,172,024
Property and equipment, net	92,154,228	196,475,249	30,330,552

Depreciation expense was RMB15,183,755, RMB22,398,968 and RMB34,417,668 for the years ended December 31, 2013, 2014 and 2015, respectively.